Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions
Interactive Data Acquisition
On December 14, 2015, we acquired 100% of Interactive Data in a stock and cash transaction. The total purchase price was $5.6 billion comprised of cash consideration of $4.1 billion and 6.5 million shares of our common stock. The cash consideration is gross of $301 million of cash held by Interactive Data on the date of the acquisition. Of the cash consideration, $2.6 billion was paid to retire Interactive Data's outstanding debt (Note 9). The fair value of the shares issued was $1.6 billion based on the average share price of our common stock of $244.48 per share on December 14, 2015. The cash consideration was funded from $2.5 billion of net proceeds received on November 24, 2015 in connection with the offering of new senior notes and $1.6 billion of borrowing under our commercial paper program (Note 9). We valued the shares issued for the acquisition using a volume-weighted average share price as the acquisition closed during the trading day on December 14, 2015. The acquisition has been accounted for as a purchase business combination.
Interactive Data is a leading provider of financial market data, analytics and related trading solutions, serving the mutual fund, bank, asset management, hedge fund, securities and financial instrument processing and administration sectors. The acquisition builds on our global market data growth strategy by expanding the markets served, adding technology platforms and increasing new data and valuation services. Our combined company will offer customers efficiencies in accessing data on an integrated platform while serving the growing demand for data, analysis, valuation and connectivity globally.
The total purchase price was allocated to Interactive Data’s preliminary tangible and identifiable intangible assets and liabilities based on the estimated fair values of those assets as of December 14, 2015, as set forth below. The excess of the purchase price over the preliminary net tangible and identifiable intangible assets was recorded as goodwill and we are currently in the process of assigning the acquired goodwill to our reporting units. Goodwill represents potential revenue synergies related to new product development, expense synergies related to technology and opportunities to enter new markets. The fair value of accounts receivable acquired is not materially different than the contractual value. The preliminary purchase price allocation is as follows (in millions):

Cash and cash equivalents	$301
Goodwill	3,200
Identifiable intangible assets	2,888
Other assets and liabilities, net	296
Deferred tax liabilities on identifiable intangible assets	(1,051)
Total purchase price	$5,634

In performing the preliminary purchase price allocation, we considered, among other factors, the intended future use of acquired assets, analysis of historical financial performance and estimates of future performance of Interactive Data's business. We have not yet obtained all of the information related to the fair value of the acquired assets and liabilities related to the acquisition to finalize the purchase price allocation. The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the valuation of the identifiable intangible assets, property and equipment, income taxes (including uncertain tax positions) and certain other tangible assets and liabilities. The allocation of the purchase price will be finalized upon the completion of the analysis of the acquired assets and liabilities during the year ended December 31, 2016.

The following table sets forth the components of the preliminary intangible assets associated with the acquisition as of December 31, 2015 (in millions, except years):

Preliminary Intangible Assets	Acquisition-Date Preliminary Fair Value	Accumulated Amortization	Net Book Value	Useful Life (Years)
Customer relationships	$2,469	$(5)	$2,464	20 to 25
Developed technology	168	(1)	167	5 to 8
In-process research and development	129	—	129	N/A
Data/databases	76	(1)	75	4
Trade names and trademarks	33	—	33	3
Market data provider relationships	11	—	11	20
Non-compete agreements	2	—	2	1
Total	$2,888	$(7)	$2,881

Preliminary acquisition-date identifiable intangible assets primarily consist of intangibles derived from customer relationships, developed technology, in-process research and development, data/databases, trade names and trademarks, market data provider relationships and non-compete agreements. An average 25-year useful life for customer relationships has been estimated based on the projected economic benefits associated with this asset. The average 25-year estimated useful life represents the approximate point in the projection period in which a majority of the asset’s cash flows are expected to be realized based on assumed attrition rates.

Developed technology represents completed software related to internal and external software platforms. In-process research and development represents the value assigned to acquired research and development projects that, as of the acquisition date, had not established technological feasibility and had no alternative future use. The in-process research and development intangible assets are capitalized and accounted for as indefinite-lived intangible assets and are subject to impairment testing until completion or abandonment of the projects. Upon successful completion of each project and launch of the product, we will make a separate determination of useful life of the in-process research and development intangible assets and the related amortization will be recorded as an expense over the estimated useful life of the specific projects.

Data/databases represents the underlying current and historical market data relating to daily pricing, intraday pricing and the evaluations and reference data. Market data provider relationships represents the unique relationships that Interactive Data has with exchanges and brokers worldwide. A 3-year estimated useful life has been assigned for Interactive Data trade names and trademarks based on their estimated continued use following the acquisition.

The customer relationship intangible asset was valued using the multi period excess earnings method, the market data provider relationships and data/databases intangible assets were valued using the replacement cost approach, the trade names and trademarks and the developed technology (including in-process research and development) intangible assets were valued using the relief from royalty income approach, and the non-compete agreements were valued using the with and without method within the income approach. The intangible assets will be amortized using the straight-line method over their estimated useful lives. Preliminary identifiable intangible assets acquired in the Interactive Data transaction that are subject to amortization will have a weighted average useful life of 23 years.

The accompanying consolidated financial statements include the Interactive Data results of operations and cash flows for the period from December 15, 2015 through December 31, 2015. Total revenues of $46 million and income from continuing operations of $5 million are included in our consolidated statement of income for the year ended December 31, 2015 relating to Interactive Data, subsequent to our acquisition.
Trayport Acquisition
On December 11, 2015, we acquired 100% of Trayport in a stock transaction. The total purchase price was $620 million, comprised of 2.5 million shares of our common stock based on the average share price of our common stock of $245.26 per share on December 11, 2015. We valued the shares issued for the acquisition using a volume-weighted average share price as the acquisition closed during the trading day on December 11, 2015. The acquisition has been accounted for as a purchase business combination.
Trayport is a software company that licenses its technology to serve exchanges. OTC brokers and traders to facilitate electronic and hybrid trade execution primarily in the energy markets. The transaction is expected to enable us to provide new technology and software-related services to our energy customers.
The total purchase price was allocated to Trayport’s preliminary tangible and identifiable intangible assets and liabilities based on the estimated fair values of those assets as of December 11, 2015, as set forth below. The excess of the purchase price over the preliminary net tangible and identifiable intangible assets was recorded as goodwill and we are currently in the process of assigning goodwill to our reporting units. Goodwill represents potential revenue synergies related to new product development opportunities to enter new markets. The fair value of accounts receivable acquired is not materially different than the contractual value. The preliminary purchase price allocation is as follows (in millions):

Goodwill	389
Identifiable intangible assets	274
Other assets and liabilities, net	7
Deferred tax liabilities on identifiable intangible assets	(50)
Total purchase price	$620

In performing the preliminary purchase price allocation, we considered, among other factors, the intended future use of acquired assets, analysis of historical financial performance and estimates of future performance of Trayport's business. We have not yet obtained all of the information related to the fair value of the acquired assets and liabilities related to the acquisition to finalize the purchase price allocation. The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the valuation of the identifiable intangible assets, income taxes and certain other tangible assets and liabilities. The allocation of the purchase price will be finalized upon the completion of the analysis of the acquired assets and liabilities during the year ended December 31, 2016.

The following table sets forth the components of the preliminary intangible assets associated with the acquisition as of December 31, 2015 (in millions, except years):

Preliminary Intangible Assets	Acquisition-Date Preliminary Fair Value	Foreign Currency Translation	Accumulated Amortization	Net Book Value	Useful Life (Years)
Customer relationships	$242	$(6)	$(1)	$235	20
Developed technology	14	—	—	14	3 to 5
Trade names and trademarks	18	—	—	18	Indefinite
Total	$274	$(6)	$(1)	$267

Preliminary acquisition-date identifiable intangible assets primarily consist of intangibles derived from customer relationships, developed technology and trade names and trademarks. A 20-year useful life for customer relationships has been estimated based on the projected economic benefits associated with this asset. The 20-year estimated useful life represents the approximate point in the projection period in which a majority of the asset’s cash flows are expected to be realized based on assumed attrition rates. Developed technology represents completed software related to internal and external software platforms. Indefinite useful lives have been assigned for the Trayport trade names and trademarks based on their long history in the marketplace, their continued use following the acquisition, and their importance to the business and prominence in the industry.

The customer relationships intangible asset was valued using the multi period excess earnings method, and the developed technology and the trade names and trademarks intangible assets were valued using the relief from royalty income approach. The intangible assets will be amortized using the straight-line method over their estimated useful lives, except for the trade names and trademarks, which have indefinite lives. Preliminary identifiable intangible assets acquired in the Trayport transaction that are subject to amortization will have a weighted average useful life of 19 years.
NYSE Acquisition
On November 13, 2013, we acquired 100% of NYSE in a stock and cash transaction. The total purchase price was $11.1 billion comprised of cash consideration of $2.7 billion and 42.4 million shares of our common stock. The fair value of the shares issued was $8.3 billion based on the closing share price of our common stock of $197.80 per share on November 12, 2013. The cash consideration was funded from cash on hand, $1.4 billion of net proceeds received on October 8, 2013 in connection with the offering of senior notes and $400 million of borrowings on October 31, 2013 under our revolving facility (Note 9).
The accompanying consolidated financial statements include the NYSE results of operations and cash flows for the years ended December 31, 2015 and 2014, and for the period from November 13, 2013 through December 31, 2013. Total revenues, less transaction-based expenses of $208 million and NYSE income from continuing operations of $30 million are included in our consolidated statement of income for the year ended December 31, 2013, subsequent to its acquisition. We have incurred employee termination costs following the acquisition, which are included in acquisition-related transaction and integration costs, including $21 million, $99 million and $44 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Pro Forma Information
The financial information in the table below summarizes the combined results of operations of us, Interactive Data, Trayport and NYSE, on a pro forma basis, as though the companies had been combined as of the beginning of the period presented. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the period presented. Such pro forma financial information is based on the historical financial statements of us, Interactive Data, Trayport and NYSE. This pro forma financial information is based on estimates and assumptions that have been made solely for purposes of developing such pro forma information, including, without limitation, purchase accounting adjustments. The pro forma financial information does not reflect any synergies or operating cost reductions that have been and may be achieved from the combined operations. The pro forma financial information combines the historical results for us and Interactive Data, Trayport and NYSE for the years ended December 31, 2015, 2014 and 2013 in the following table (in millions, except per share amounts).

	Year Ended December 31,
	2015	2014	2013
Total revenues, less transaction-based expenses	$4,308	$4,097	$3,981
Operating income	1,997	1,700	1,526
Income from continuing operations attributable to ICE	1,379	1,085	781
Income from discontinued operations, net of tax	—	11	217
Net income attributable to ICE	1,379	1,096	998
Basic earnings per common share:
Continuing operations	$11.51	$8.82	$6.32
Discontinued operations	—	0.09	1.76
Basic earnings per share	$11.51	$8.91	$8.08
Diluted earnings per share
Continuing operations	$11.46	$8.78	$6.28
Discontinued operations	—	0.09	1.75
Diluted earnings per share	$11.46	$8.87	$8.03
Other Acquisitions
On October 7, 2014, we acquired 100% of the outstanding common stock of SuperDerivatives, a leading provider of risk management analytics, financial market data and valuation services for $358 million in cash, of which $44 million is currently held in escrow (Note 4). The acquisition is intended to accelerate our multi-asset class clearing, risk management and market data strategy.
On February 3, 2014, we acquired 100% of the outstanding common stock of Singapore Mercantile Exchange (which has been renamed ICE Futures Singapore). The acquisition included Singapore Mercantile Exchange Clearing Corporation (which has been renamed ICE Clear Singapore), a wholly-owned subsidiary of ICE Futures Singapore, which was the clearing house for all of its trades. ICE Futures Singapore operates commodity futures markets in Singapore. ICE Futures Singapore and ICE Clear Singapore retain licenses to operate as an approved exchange and an approved clearing house, regulated by the Monetary Authority of Singapore. These licenses provided us with exchange and clearing licenses in Asia.
On December 2, 2014, we acquired 75% of the outstanding common stock of Holland Clearing House (which has been renamed ICE Clear Netherlands) to support our clearing strategy for financial products. ABN AMRO Clearing Bank N.V., or ABN AMRO, retained the remaining 25% minority interest in ICE Clear Netherlands. ICE Clear Netherlands is a continental European derivatives clearing house based in Amsterdam and is the primary clearing house for The Order Machine, or TOM, a multi-lateral trading facility for equity options. ICE Clear Netherlands is regulated and supervised in the Netherlands by the Authority for the Financial Markets and the Dutch Central Bank and is also European Market Infrastructure Regulation, or EMIR, authorized. ABN AMRO's 25% ownership has been recorded as “redeemable non-controlling interest” in the accompanying consolidated balance sheets.